Nature of Business and Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Nature of Business and Basis of Presentation, Significant Accounting Policies [Abstract]
Inventories	Inventories consisted of the following:
( in thousands)	September30, 2019	December 31, 2018
Finished Goods	$468	$517
Work in Process	185	34
Raw Materials	959	1,107
Total	$1,612	$1,658
Inventories consisted of the following as of December 31 (in thousands):
	2018	2017
Finished Goods	$517	$902
Work in Process	34	217
Raw Materials	1,107	469
Total	$1,658	$1,588

Estimated Useful Lives
Depreciation expense has been calculated using the following estimated useful lives:

Office furniture and equipment	3-5 years
Computer software and equipment	3-4 years
Laboratory and research equipment	3-5 years
Production equipment	3-7 years
Leasehold improvements and capital lease asset	3-5 years

Potential Shares of Common Stock not Included in Diluted Net Loss Per Share
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2019	2018
Warrants to purchase common stock	5,430,721	608,787
Series F convertible preferred stock	102,185	19,210
Stock options	332,722	139,439
Restricted stock units	--	3
Total	5,865,628	767,439

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each year presented:

	December 31,
	2018	2017
Stock options	140,546	2,766
Restricted stock units	3	15
Warrants to purchase common stock	599,293	608,787
Series F convertible preferred stock	18,190	60,480
Total	758,032	672,048

Reconciles Reported Net Loss with Reported Net Loss Per Share
The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2019:

(in thousands, except per share amounts)	Three months	Nine months
Net loss	$(4,509)	$(13,666)
Deemed dividend to preferred shareholders (see Note 4)	—	(4,509)
Net loss after deemed dividend	(4,509)	(18,175)
Weighted average shares outstanding	2,646	1,915
Basic and diluted loss per share	$(1.70)	$(9.49)

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:

(in thousands, except per share amounts)	2018	2017
Net loss	$(17,032)	$(13,382)
Deemed dividend to preferred shareholders (see Note 6)	—	(11,590)
Net loss after deemed dividend	(17,032)	(24,972)
Weighted average shares outstanding	404	48
Basic and diluted loss per share	$(42.14)	$(525.01)